Lease (Details 3) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
2025	$ 29,064	$ 50,862
Thereafter	0	0
Operating leases, future minimum payments due	29,064	50,862
Less: Imputed interest	(234)	(815)
Operating lease liabilities	$ 28,830	$ 50,047	$ 130,183